Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000000699 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000000699 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000000699 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
C000000699 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%	[1]
C000000699 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[1]
C000000699 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
C000000699 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000000699 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000000699 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000000699 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000000699 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137699 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000137699 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
C000137699 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
C000137699 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%	[2]
C000137699 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[2]
C000137699 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
C000137699 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000137699 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000137699 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000137699 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000137699 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001504 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000001504 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000001504 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[3]
C000001504 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.70%	[3]
C000001504 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[3]
C000001504 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
C000001504 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000001504 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000001504 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001504 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000001504 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000000700 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4],[5]
C000000700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[4],[5]
C000000700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4],[5]
C000000700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[4],[5]
C000000700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[4],[5]
C000000700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[4],[5]
C000000700 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4],[5]
C000000700 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[5]
C000000700 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000000700 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000137700 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[6],[7]
C000137700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[6],[7]
C000137700 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[6],[7]
C000137700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[6],[7]
C000137700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[6],[7]
C000137700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[6],[7]
C000137700 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6],[7]
C000137700 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[7]
C000137700 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000137700 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000171394 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[8],[9]
C000171394 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[8],[9]
C000171394 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[8],[9]
C000171394 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[8],[9]
C000171394 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[8],[9]
C000171394 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[8],[9]
C000171394 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8],[9]
C000171394 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[9]
C000171394 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000171394 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000001507 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[10],[11]
C000001507 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[10],[11]
C000001507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[10],[11]
C000001507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%	[10],[11]
C000001507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[10],[11]
C000001507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[10],[11]
C000001507 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10],[11]
C000001507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[11]
C000001507 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000001507 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[11]
C000000702 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[12]
C000000702 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[12]
C000000702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[12]
C000000702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[12]
C000000702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[12]
C000000702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[12]
C000000702 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000137701 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[13]
C000137701 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[13]
C000137701 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[13]
C000137701 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[13]
C000137701 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[13]
C000137701 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[13]
C000137701 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000001512 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[14]
C000001512 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[14]
C000001512 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[14]
C000001512 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[14]
C000001512 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[14]
C000001512 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[14]
C000001512 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000000703 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[15],[16]
C000000703 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[15],[16]
C000000703 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15],[16]
C000000703 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[15],[16]
C000000703 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[15],[16]
C000000703 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[15],[16]
C000000703 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15],[16]
C000000703 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[16]
C000000703 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000000703 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[16]
C000000703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000000703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000137702 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[17],[18]
C000137702 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[17],[18]
C000137702 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17],[18]
C000137702 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[17],[18]
C000137702 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[17],[18]
C000137702 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[17],[18]
C000137702 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[17],[18]
C000137702 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[18]
C000137702 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000137702 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000137702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000137702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000171395 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19],[20]
C000171395 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[19],[20]
C000171395 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19],[20]
C000171395 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[19],[20]
C000171395 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[19],[20]
C000171395 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[19],[20]
C000171395 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19],[20]
C000171395 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[20]
C000171395 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000171395 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000171395 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000171395 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000001515 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[21],[22]
C000001515 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	47.50%	[21],[22]
C000001515 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[21],[22]
C000001515 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[21],[22]
C000001515 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[21],[22]
C000001515 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[21],[22]
C000001515 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21],[22]
C000001515 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[22]
C000001515 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000001515 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000001515 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[22]
C000001515 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000122984 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[23],[24]
C000122984 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[23],[24]
C000122984 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[23],[24]
C000122984 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[23],[24]
C000122984 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[23],[24]
C000122984 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[23],[24]
C000122984 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[23],[24]
C000122984 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[24]
C000122984 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000122984 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24]
C000122984 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[24]
C000122984 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000122984 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24]
C000122984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000122984 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000137704 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[25],[26]
C000137704 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[25],[26]
C000137704 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[25],[26]
C000137704 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[25],[26]
C000137704 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[25],[26]
C000137704 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[25],[26]
C000137704 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25],[26]
C000137704 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[26]
C000137704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000137704 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26]
C000137704 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[26]
C000137704 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000137704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26]
C000137704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000137704 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000122986 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[27],[28]
C000122986 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	55.90%	[27],[28]
C000122986 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27],[28]
C000122986 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[27],[28]
C000122986 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[27],[28]
C000122986 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[27],[28]
C000122986 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[27],[28]
C000122986 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%	[28]
C000122986 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000122986 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000122986 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[28]
C000122986 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000122986 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000122986 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000122986 [Member] | Investments Purchased With Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000149455 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[29],[30]
C000149455 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[29],[30]
C000149455 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[29],[30]
C000149455 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[29],[30]
C000149455 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[29],[30]
C000149455 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[29],[30]
C000149455 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[29],[30]
C000149455 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[30]
C000149455 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000149455 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[30]
C000149455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000149456 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[31],[32]
C000149456 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[31],[32]
C000149456 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[31],[32]
C000149456 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[31],[32]
C000149456 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[31],[32]
C000149456 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[31],[32]
C000149456 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[31],[32]
C000149456 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[32]
C000149456 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32]
C000149456 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[32]
C000149456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32]
C000149457 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[33],[34]
C000149457 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%	[33],[34]
C000149457 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[33],[34]
C000149457 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[33],[34]
C000149457 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[33],[34]
C000149457 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[33],[34]
C000149457 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[33],[34]
C000149457 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%	[34]
C000149457 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]
C000149457 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[34]
C000149457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[9]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[10]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[11]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[12]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[13]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[14]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[15]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[16]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[17]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[18]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[19]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[20]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[21]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[22]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[23]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[24]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[25]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[26]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[27]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[28]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[29]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[30]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[31]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[32]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
[33]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[34]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.